American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
February 29, 2020

Emerging Markets - Schedule of Investments
FEBRUARY 29, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.3%
Argentina — 0.8%
Globant SA(1)	165,924	18,751,071
Brazil — 10.1%
B3 SA - Brasil Bolsa Balcao	3,403,200	35,843,986
Banco Bradesco SA ADR	4,864,636	32,982,232
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,031,600	26,279,912
Localiza Rent a Car SA	2,176,473	23,731,484
Lojas Renner SA	2,046,860	23,920,236
Magazine Luiza SA	3,174,718	35,354,314
Pagseguro Digital Ltd., Class A(1)	403,901	12,670,374
TOTVS SA	1,166,800	18,342,548
WEG SA	3,681,600	35,236,137
		244,361,223
China — 38.5%
Alibaba Group Holding Ltd. ADR(1)	820,216	170,604,929
Anhui Conch Cement Co. Ltd., H Shares	3,591,000	26,558,226
China Construction Bank Corp., H Shares	54,801,000	44,643,109
China Education Group Holdings Ltd.(2)	9,550,000	13,683,902
China Gas Holdings Ltd.	4,976,000	18,308,255
China International Travel Service Corp. Ltd., A Shares	1,000,917	11,172,338
China Overseas Land & Investment Ltd.	3,232,000	10,934,359
CIFI Holdings Group Co. Ltd.	42,666,888	32,966,425
CNOOC Ltd.	27,739,000	38,253,134
Country Garden Services Holdings Co. Ltd.	10,099,000	39,704,868
GDS Holdings Ltd. ADR(1)	1,001,215	58,040,434
Geely Automobile Holdings Ltd.	9,561,000	17,357,824
Haier Electronics Group Co. Ltd.	5,336,000	15,219,782
Industrial & Commercial Bank of China Ltd., H Shares	61,285,645	42,230,487
Kweichow Moutai Co. Ltd., A Shares	167,710	25,600,574
Li Ning Co. Ltd.	4,632,000	12,297,502
Luxshare Precision Industry Co. Ltd., A Shares	3,967,115	26,974,133
New Oriental Education & Technology Group, Inc. ADR(1)	321,500	41,116,635
Ping An Insurance Group Co. of China Ltd., H Shares	3,685,000	41,249,814
Shenzhou International Group Holdings Ltd.	2,230,000	27,662,299
TAL Education Group ADR(1)	659,145	35,850,897
Tencent Holdings Ltd.	3,187,000	157,200,058
Xinyi Solar Holdings Ltd.	35,798,000	28,266,583
		935,896,567
Colombia — 0.7%
Bancolombia SA ADR	333,914	15,854,237
Egypt — 1.1%
Commercial International Bank Egypt S.A.E.	3,366,930	17,781,784
Commercial International Bank Egypt S.A.E. GDR	1,681,101	8,246,554
		26,028,338

Hungary — 1.3%
OTP Bank Nyrt	718,326	31,292,582
India — 7.9%
Asian Paints Ltd.	496,192	12,365,289
Bajaj Finance Ltd.	350,816	21,716,787
Bata India Ltd.	643,473	14,773,975
HDFC Bank Ltd.	3,576,662	58,824,564
Indraprastha Gas Ltd.	2,776,368	17,064,372
Jubilant Foodworks Ltd.	705,450	17,168,331
Larsen & Toubro Ltd.	632,391	10,410,827
Nestle India Ltd.	94,618	20,830,589
Tata Consultancy Services Ltd.	684,706	18,976,435
		192,131,169
Indonesia — 2.1%
Bank Rakyat Indonesia Persero Tbk PT	137,715,600	40,207,626
Telekomunikasi Indonesia Persero Tbk PT	47,899,000	11,640,638
		51,848,264
Mexico — 2.4%
America Movil SAB de CV, Class L ADR	864,460	13,727,625
Grupo Aeroportuario del Centro Norte SAB de CV	2,703,132	17,695,400
Wal-Mart de Mexico SAB de CV	9,789,545	27,558,740
		58,981,765
Peru — 0.6%
Credicorp Ltd.	75,854	13,750,055
Philippines — 1.1%
Ayala Land, Inc.	33,873,700	26,008,331
Russia — 3.9%
Novatek PJSC GDR	243,203	35,249,546
Sberbank of Russia PJSC ADR (London)	1,761,672	24,986,620
Yandex NV, A Shares(1)	849,422	34,495,027
		94,731,193
South Africa — 4.2%
Capitec Bank Holdings Ltd.	367,044	30,954,326
Kumba Iron Ore Ltd.(2)	515,546	9,634,875
Naspers Ltd., N Shares	381,741	60,378,970
		100,968,171
South Korea — 10.3%
CJ Logistics Corp.(1)	225,793	24,907,653
Hotel Shilla Co. Ltd.(2)	233,909	15,713,170
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	201,617	17,229,325
Orion Corp/Republic of Korea	169,558	13,290,501
Samsung Electro-Mechanics Co. Ltd.(2)	328,476	34,894,715
Samsung Electronics Co. Ltd.	2,626,426	118,819,563
SK Hynix, Inc.	361,792	26,113,903
		250,968,830
Taiwan — 11.4%
ASPEED Technology, Inc.	418,000	12,473,204
Chailease Holding Co. Ltd.	10,769,556	39,683,257
Largan Precision Co. Ltd.	80,000	11,350,327

Merida Industry Co. Ltd.	1,979,000	9,535,233
President Chain Store Corp.	1,338,000	12,977,158
Taiwan Cement Corp.	9,140,614	12,501,824
Taiwan Semiconductor Manufacturing Co. Ltd.	15,811,939	162,123,806
Win Semiconductors Corp.	1,904,000	16,726,718
		277,371,527
Thailand — 2.2%
Airports of Thailand PCL	8,699,500	16,451,503
CP ALL PCL	5,371,700	11,235,373
Minor International PCL	10,865,400	9,693,950
Muangthai Capital PCL	9,192,500	16,625,736
		54,006,562
Turkey — 0.5%
BIM Birlesik Magazalar AS	1,611,730	12,453,032
United Arab Emirates — 0.5%
First Abu Dhabi Bank PJSC	3,247,377	12,559,589
United Kingdom — 0.7%
Network International Holdings plc(1)	1,672,144	11,572,347
NMC Health plc	537,814	6,665,579
		18,237,926
TOTAL COMMON STOCKS (Cost $2,111,190,120)		2,436,200,432
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $186,985)	186,985	186,985
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $2,111,377,105)		2,436,387,417
OTHER ASSETS AND LIABILITIES — (0.3)%		(7,174,958)
TOTAL NET ASSETS — 100.0%		$2,429,212,459

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.8%
Consumer Discretionary	23.0%
Financials	21.8%
Communication Services	9.0%
Industrials	7.5%
Consumer Staples	5.1%
Energy	3.1%
Real Estate	2.9%
Materials	2.5%
Utilities	1.4%
Health Care	0.2%
Cash and Equivalents*	(0.3)%
*Includes temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $34,294,586. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $36,421,380, which includes securities collateral of $36,234,395.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	18,751,071	—	—
Brazil	45,652,606	198,708,617	—
China	305,612,895	630,283,672	—
Colombia	15,854,237	—	—
Mexico	13,727,625	45,254,140	—
Peru	13,750,055	—	—
Russia	34,495,027	60,236,166	—
Other Countries	—	1,053,874,321	—
Temporary Cash Investments - Securities Lending Collateral	186,985	—	—
	448,030,501	1,988,356,916	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.